Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 76.6		$ 76.6
Gain (Loss) on derivative instrument	(1.4)	$ 0.1	(4.1)	$ (2.3)
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 11.9		$ 11.9